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(LATHAM & WATKINS LLP LETTERHEAD)





November 6, 2006



VIA EDGAR

Mail Stop 6010

Thomas A. Jones, Esq.
Donald C. Hunt, Esq.
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Canadian Solar Inc.
          Amendment No. 3 to Registration Statement on Form F-1 (Registration No. 333-138144)
          -------------------------------------------------------------------

Dear Mr. Jones and Mr. Hunt:

     On behalf of our client, Canadian Solar Inc., a corporation organized under the laws of Canada (the "Company"), we are filing herewith Amendment No. 3 to the Company's Registration Statement on Form F-1 ("Amendment No. 3"). For the ease of your reference, we will also deliver to you five (5) hard copies of Amendment No. 3 marked to show changes to Amendment No. 1 to the Registration Statement filed on October 30, 2006 (except for the front cover and Part II information, which has been marked to show changes to Amendment No. 2 to the Registration Statement filed on November 2, 2006.)

     Set forth below are the Company's responses to the comments contained in the letter dated November 3, 2006 from the staff of the Commission (the "Staff"). The comments are repeated below and followed by a response to such comment or a summary of the responsive actions taken. We have included page numbers to refer to the location in Amendment No. 3 where the language addressing a particular comment appears.

     Concurrently with the filing of Amendment No. 3, the Company and the underwriters will file acceleration request letters, requesting that the effectiveness of the Registration Statement be accelerated to 3:30 p.m., Eastern Standard Time, on November 8, 2006, or as soon thereafter as practicable. The Company and the underwriters intend to price the deal on November 8, 2006. The Company's common shares are expected to begin trading on the Nasdaq Global Market on November 9, 2006.

     The Company is filing exhibits 8.1, 8.2 and 23.1 together with Amendment No. 3.



Resident partners: Joseph A. Bevash (US), Sabrina Y. T. Maguire (US), John A. Otoshi (US), Mitchell D. Stocks (US), David Zhang (US)

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SECURITIES AND EXCHANGE COMMISSION
NOVEMBER 6, 2006
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TABLE OF CONTENTS

1. TELL US WHY YOUR DISCLOSURE IN THE FIRST SENTENCE OF THE PENULTIMATE PARAGRAPH ON THIS PAGE IS APPROPRIATE, GIVEN YOUR USE OF A FREE WRITING PROSPECTUS.

     The Company advises the Staff that it believes that the sentence "[y]ou should rely only on the information contained in this prospectus" is still appropriate. The free writing prospectus that was filed on October 30, 2006 notified potential investors that the Company would amend the Recent Developments section of the prospectus in its entirety with a revised Recent Developments section as set forth verbatim in the free writing prospectus. The Company filed Amendment No. 1 on October 30, 2006, amending the Recent Developments section as described in the free writing prospectus. Accordingly, all of the substantive portions of the free writing prospectus have already been included in the form of prospectus included in the Registration Statement.

RECENT DEVELOPMENTS, PAGE 37

2. PLEASE RELOCATE THIS DISCLOSURE TO A MORE PROMINENT SECTION OF YOUR PROSPECTUS AND CONSIDER WHETHER THE KEY ASPECTS OF THIS DISCLOSURE SHOULD BE CONTAINED IN YOUR SUMMARY SECTION.

     In response to the Staff's comment, the Company has relocated the Recent Developments section to page 29 immediately after the Risk Factors section. In addition, the Company has disclosed key aspects of this section on page 10 in the Summary section of the prospectus.

3. PLEASE EXPAND YOUR DISCLOSURE TO ADDRESS REASONS FOR MATERIAL CHANGES IN THE RESULTS REFERENCED HERE.

     In response to the Staff's comment, the Company has added reasons for material changes in the results on pages 29 and 10.


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SECURITIES AND EXCHANGE COMMISSION
NOVEMBER 6, 2006
PAGE 3

(LATHAM & WATKINS LLP LETTERHEAD)



     Please acknowledge receipt of these materials by file-stamping and returning the enclosed copy of this letter in the stamped, self-addressed envelope provided.

     If you need additional copies or have any questions regarding the Registration Statement, please do not hesitate to call me at (852) 2912-2503
(work) or (852) 9124-8324 (mobile), Eugene Lee at (852) 2912-2515 (work) or
(852) 9192-7430 (mobile) or Hubert Yang at (852) 2912-2511 (work) or (852)
6278-0687 (mobile).


                                            Very truly yours,

                                            /s/  David T. Zhang

                                            David T. Zhang
                                            of LATHAM & WATKINS LLP

Enclosures


cc: Dr. Shawn Qu, Chief Executive Officer and President, Canadian Solar Inc. Bing Zhu, Chief Financial Officer, Canadian Solar Inc.
        Eugene Lee, Latham & Watkins LLP, Hong Kong
        Hubert Yang, Latham & Watkins LLP, Hong Kong
        Chris Lin, Simpson Thacher & Bartlett LLP, Hong Kong
        Lawrence Jin, Deloitte Touche Tohmatsu, Shanghai
        Jay Harrison, Deloitte Touche Tohmatsu, Hong Kong